UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-03907

                     The Empire Builder Tax Free Bond Fund
               (Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, OH                                        43219
(Address of principal executive offices)                            (Zip code)

           Citi Fund Services, 3435 Stelzer Road, Columbus, OH 43219
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 847-5886

Date of fiscal year end: February 28, 2009

Date of reporting period: May 31, 2008

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

      File the schedules as of the close of the reporting period as set forth inss.ss. 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

                      The Empire Builder Tax Free Bond Fund
               Portfolio of Investments - May 31, 2008 - continued
                                   (Unaudited)

 Credit                                          Principal  Fair Value
Ratings**                                         Amount     (Note 2)
---------                                       ---------- -------------
               Municipal Securities (91.5%)
               New York City (23.8%)
               New York City, General
               Obligation
                 Series A
AAA/AAA          5.250%, 11/1/2015, (MBIA)      $5,000,000 $   5,321,450
                 Series B
AAA/AAA          5.250%, 8/1/2017, Callable
                 6/20/2008 @ 101, (AMBAC)          130,000       131,203
AA3/AA           5.125%, 8/1/2019, Callable
                 8/1/2010 @ 101, (FGIC)          2,000,000     2,065,180
                 Series D1
AA3/AA           5.125%, 12/1/2023,
                 Callable 12/1/2017 @ 100        3,000,000     3,169,650
AAA/AAA        New York City, Health &
                  Hospitals Corporation,
                  Health System Revenue,
                  Series A, 5.500%,
                  2/15/2018, Callable
                  2/15/2012 @ 100, (FSA)         1,000,000     1,063,030
AA2/AA+        New York City, Municipal
                  Water Finance Authority,
                  Water & Sewer System
                  Revenue, Series A,
                  5.125%, 6/15/2034,
                  Callable 6/15/2012 @ 100       4,000,000     4,079,360
AA1/AAA        New York City, Transitional
                  Finance Authority, Series
                  B, 4.750%, 11/15/2015,
                  Callable 7/07/2008 @ 101       5,000,000     5,054,400
                                                           -------------
               Total New York City                            20,884,273
                                                           -------------
               New York State Agencies (41.5%)
               New York State Dormitory Authority (41.5%)
               Augustana Lutheran Home for
               the Aged, Series A
AAA/AAA          5.500%, 8/1/2020, Callable
                 8/1/2010 @ 101, (FHA/MBIA)        845,000       881,343
AAA/AAA          5.500%, 8/1/2030, Callable
                 8/1/2010 @ 101, (FHA/MBIA)        750,000       777,675
NR/AAA         Concord Nursing Home, Inc.,
                  5.500%, 2/15/2030,
                  Callable 2/15/2018 @ 103,
                  (GNMA)                         1,000,000     1,037,920
AAA/AAA        Good Samaritan Medical
                  Center, Series A, 5.625%,
                  7/1/2012, Callable
                  7/1/2009 @ 101, (MBIA)         1,365,000     1,402,305
AAA/AAA        Mental Health Services
                  Facilities Improvement,
                  Series A, 5.000%,
                  2/15/2019, Callable
                  2/15/2015 @ 100, (AMBAC)       2,500,000     2,643,950
               Montefiore Medical Center
AA2/AAA          5.000%, 8/1/2022, Callable
                 2/1/2018 @ 100, (FHA)           1,000,000     1,054,790
AA2/AAA          5.000%, 8/1/2024, Callable
                 2/1/2018 @ 100, (FHA)           1,000,000     1,042,740
AAA/AAA        New York Medical College,
                  5.250%, 7/1/2013,
                  Callable 7/1/2008 @ 101,
                  (MBIA)                         1,015,000     1,026,632

               Municipal Securities -- continued
               New York State Agencies -- continued
AAA/AAA        New York University, Series
                  2, 5.500%, 7/1/2018,
                  Callable 7/1/2011 @ 100,
                  (AMBAC)                       $  500,000 $     528,150
               Park Ridge Housing, Inc.
AAA/AAA          6.375%, 8/1/2020, Callable
                 8/1/2010 @ 101,
                 (AMBAC/FNMA)                    1,000,000     1,073,250
AAA/AAA          6.500%, 8/1/2025, Callable
                 8/1/2010 @ 101,
                 (AMBAC/FNMA)                    1,470,000     1,573,194
               Rochester Institute of
               Technology, Series A
AAA/NR           5.250%, 7/1/2016, Callable
                 7/1/2012 @ 100, (AMBAC)         2,045,000     2,174,162
AAA/NR           5.250%, 7/1/2017, Callable
                 7/1/2012 @ 100, (AMBAC)         2,155,000     2,285,227
AAA/AAA        School Districts Financing
                  Program, Series D,
                  5.250%, 10/1/2023,
                  Callable 10/01/2012 @
                  100, (MBIA State Aid
                  Withholding)                   5,755,000     6,105,825
AAA/AAA        Special Acts School
                  Districts Program,
                  6.000%, 7/1/2019,
                  Callable 6/20/2008 @ 100,
                  (MBIA)                         3,540,000     3,549,098
               St. Lawrence - Lewis BOCES
AAA/AAA          4.000%, 8/15/2018,
                 Callable 8/15/2017 @ 100,
                 (FSA State Aid
                 Withholding)                      100,000       101,847
AAA/AAA          4.125%, 8/15/2020,
                 Callable 8/15/2017 @ 100,
                 (FSA State Aid
                 Withholding)                      110,000       110,707
AAA/AAA          4.250%, 8/15/2021,
                 Callable 8/15/2017 @ 100,
                 (FSA State Aid
                 Withholding)                      100,000       100,677
NR/AA-         State Supported Debt,
                  Department of Education,
                  Series A, 5.000%,
                  7/1/2018, Callable
                  7/1/2016 @ 100                 1,000,000     1,069,110
A1/A+          University of Rochester,
                  Series A1, 5.000%,
                  7/1/2019, Callable
                  1/1/2017 @ 100                 2,305,000     2,446,781
               Upstate Community Colleges
                 Series B
A1/A             5.250%, 7/1/2015, Callable
                 7/1/2014 @ 100, (FGIC)          3,140,000     3,425,740
                 Series A
AAA/AAA          6.000%, 7/1/2019,
                 Prerefunded 7/1/2010 @
                 101, (FSA)                      1,000,000     1,085,130
AAA/AAA          6.000%, 7/1/2020,
                 Prerefunded 7/1/2010 @
                 101, (FSA)                        845,000       916,935
                                                           -------------
               Total New York State Agencies                  36,413,188
                                                           -------------
               Other New York State Agencies (4.6%)
AAA/AAA        Metropolitan Transportation
                  Authority, Service
                  Contracts, Series A,
                  5.000%, 7/1/2030,
                  Callable 7/1/2012 @ 100,
                  (AMBAC)                        2,350,000     2,380,996

           See Accompanying Notes to Schedule of Portfolio Investments

                      The Empire Builder Tax Free Bond Fund
                     Portfolio of Investments - May 31, 2008
                                   (Unaudited)

 Credit                                          Principal  Fair Value
Ratings**                                         Amount     (Note 2)
---------                                       ---------- -------------
               Municipal Securities -- continued
               Other New York State Agencies -- continued
AAA/AAA        New York State Environmental
                  Facilities Corp., State
                  Water Pollution Control
                  Revenue, Revolving Fund,
                  Pooled Loan, 5.900%,
                  1/15/2018, Callable
                  6/20/2008 @ 100, (POL
                  CTL-SRF)                      $  725,000 $     726,907
A1/AA-         New York State Urban
                  Development Corp.,
                  Empire State Development,
                  University Facilities
                  Grants, 6.000%, 1/1/2009,
                  Non Callable                     905,000       925,580
                                                           -------------
               Total Other New York State Agencies             4,033,483
                                                           -------------
               Other New York State Bonds (21.6%)
A3/NR          Albany Housing Authority,
                  Limited Obligation,
                  6.250%, 10/1/2012,
                  Callable 6/20/2008 @ 100       1,000,000     1,001,850
               Corning, City School
               District, General Obligation
AAA/NR           5.000%, 6/15/2012, Non
                 Callable, (FSA)                 1,000,000     1,078,150
AAA/NR           5.000%, 6/15/2013,
                 Callable 6/15/2012 @ 100,
                 (FSA)                             970,000     1,041,984
AAA/NR           5.000%, 6/15/2014,
                 Callable 6/15/2012 @ 100,
                 (FSA)                             600,000       639,594
AAA/AAA        Erie County, IDA School
                  Facility, City School
                  District Buffalo Project,
                  Series A, 5.750%,
                  5/1/2025, Callable
                  5/1/2017 @ 100, (FSA)          5,000,000     5,547,250
               Evans, General Obligation
AAA/AAA          6.800%, 4/15/2012, Non
                 Callable, (AMBAC)                 225,000       257,555
AAA/AAA          6.800%, 4/15/2013, Non
                 Callable, (AMBAC)                 225,000       263,194
A2/NR          Fayetteville Manlius,
                  Central School District,
                  General Obligation,
                  5.000%, 6/15/2016,
                  Callable 6/15/2012 @ 101,
                  (FGIC)                           375,000       396,184
               Ilion, Central School
               District, General
               Obligation, Series B
A2/NR            5.500%, 6/15/2015,
                 Callable 6/15/2012 @ 101,
                 (FGIC)                            550,000       596,007
A2/NR            5.500%, 6/15/2016,
                 Callable 6/15/2012 @ 101,
                 (FGIC)                            500,000       539,475
AAA/AAA        Mount Sinai, Union Free
                  School District, General
                  Obligation, 6.200%,
                  2/15/2012, Non Callable,
                  (AMBAC)                        1,065,000     1,182,970
               North Hempstead, General
               Obligation, Series B
AA2/A            6.375%, 4/1/2009, Non
                 Callable, (FGIC)                  570,000       590,856
AA2/A            6.400%, 4/1/2010, Non
                 Callable, (FGIC)                  560,000       599,950

               Municipal Securities -- continued
               Other New York State Bonds -- continued
AAA/AAA        Oneida County, IDA Civic
                  Facilities, Mohawk Valley
                  Network, St. Luke's
                  Memorial Hospital,
                  5.000%, 1/1/2013,
                  Callable 1/1/2010 @ 101,
                  (FSA)                         $2,000,000 $   2,022,780
AAA/NR         Oyster Bay, General
                  Obligation, 5.000%,
                  3/15/2011, Non Callable,
                  (FSA)                            430,000       456,544
AAA/NR         Southern Cayuga, Central
                  School District, General
                  Obligation, 5.000%,
                  5/15/2014, Callable
                  5/15/2012 @ 100, (FSA)           400,000       426,644
               Suffolk County, General
               Obligation, Series D
AA3/AA-          5.000%, 11/1/2015,
                 Callable 11/1/2008 @ 101,
                 (FGIC)                          1,125,000     1,143,225
AA3/AA-          5.000%, 11/1/2016,
                 Callable 11/1/2008 @ 101,
                 (FGIC)                          1,110,000     1,127,161
                                                           -------------
               Total Other New York State Bonds               18,911,373
                                                           -------------
               Total Municipal Securities (Cost
               $78,975,609)                                   80,242,317
                                                           -------------
               Short Term Investment (3.4%)(a)
               Dreyfus New York Municipal
                  Cash Management Fund           3,010,000     3,010,000
                                                           -------------
               Total Investments (Cost
               $81,985,609)(b) -- 94.9%                       83,252,317

               Net Other Assets (Liabilities) -- 5.1%          4,441,875
                                                           -------------
               NET ASSETS -- 100.0%                        $  87,694,192
                                                           =============

(a)   Variable or Floating Rate Security. Rate disclosed is as of May 31, 2008.

(b) See notes to Schedule of Portfolio Investments for Tax unrealized Appreciation/depreciation of securities.

AMBAC Insured as to principal and interest by the American Municipal Bond
      Insurance Corp.

BOCES Board of Cooperative Educational Services.

FGIC  Insured as to principal and interest by the Financial Guaranty Insurance
      Co.

FHA   Insured as to principal and interest by the Federal Housing
      Administration.

FNMA Insured as to principal and interest by the Federal National Mortgage Association.

FSA   Insured as to principal and interest by Federal Security Assurance.

GNMA  Government National Mortgage Association

IDA   Industrial Development Agency

MBIA Insured as to principal and interest by the Municipal Bond Insurance Association.

** Credit Ratings given by Moody's Investor Service, Inc. and Standard & Poor's Corp. (Unaudited)

      Moody's  Standard & Poor's
      Aaa      AAA                Instrument judged to be of the highest
                                  quality and carrying the smallest amount of investment risk.

      Aa       AA                 Instrument judged to be of high quality by
                                  all standards.

      A        A                  Instrument judged to be of adequate quality
                                  by all standards.

      NR                          NR Not Rated. In the opinion of the
                                  Investment Advisor, instrument judged to be of comparable investment quality to rated securities which may be purchased by the fund.

      For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number. The Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

           See Accompanying Notes to Schedule of Portfolio Investments

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

      There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Empire Builder Tax Free Bond Fund

By (Signature and Title)* /s/ Aaron Masek
                          Aaron, Masek, Treasurer

Date July 24, 2008
     -------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Seth M. Glickenhaus
                          Seth M. Glickenhaus, President

Date July 24, 2008
     -------------

By (Signature and Title)* /s/ Aaron Masek
                          Aaron Masek, Treasurer

Date July 24, 2008
     -------------

* Print the name and title of each signing officer under his or her signature.

[All Section 302 certifications should be included in one EDGAR EX-99.CERT exhibit document.]

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                         Notes to Portfolio Investments
                                  May 31, 2007
                                   (Unaudited)

1. Organization:

      The Empire Builder Tax Free Bond Fund (the "Fund") was established as a Massachusetts business trust by an Agreement and Declaration of Trust dated September 30, 1983. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, non-diversified investment company. The Fund has an unlimited number of shares authorized with no par value.

      The Fund offers two classes of shares; the Builder Class and the Premier Class. Each class of shares outstanding bears the same dividend, liquidation and other rights and conditions, except that the Builder Class shares and the Premier Class shares bear separate transfer agency expenses. Each class of shares has exclusive voting rights with respect to matters affecting only that class.

      Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund.

2. Significant Accounting Policies:

      The following is a summary of significant accounting policies adhered to by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Use of Estimates

      Estimates and assumptions are required to be made regarding amounts of income and expenses, assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statement. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

Security Valuation

      Tax-exempt securities are valued at their fair value as determined by an independent pricing service approved by the Fund's Board of Trustees. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining fair value. The methods used by the pricing service and the quality of valuations so established are reviewed by Glickenhaus & Co. (the "Adviser"), under the general supervision of the Trustees of the Fund.

      Securities for which quotations are not readily available are stated at fair value using procedures approved by the Trustees of the Fund. Short-term debt securities having remaining maturities of sixty (60) days or less are stated at amortized cost, which approximates market value. Investments in investment companies are reported at their respective net asset values as reported by those companies.

New Accounting Pronouncements

      As required, effective June 29, 2007 (or applicable effective date), the Fund (or Funds) adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund's (or Funds') net assets or results of operations.

      In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value and the expanded disclosures about fair value measurements. At this time, the Fund does not believe

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                  May 31, 2008
                                   (Unaudited)

the adoption of SFAS 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

      In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No.161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds' derivative and hedging activities, including how such activities are accounted for and their effect on the Funds' financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statements and related disclosures.

Security Transactions and Investment Income

      Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, security transactions are accounted for on trade date. Interest income, which includes amortization of premium and accretion of discounts, is accrued as earned. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are determined on the basis of identified cost.

3. Concentration of Credit Risk:

      The Fund invests primarily in debt instruments of municipal issuers in New York State. The issuers' abilities to meet their obligations may be affected by economic developments in New York State or its region.

4. Federal Income Tax Information:

      As of May 31, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities for federal income tax purposes were as follows:

                                                                      Net Unrealized
                                      Tax Unrealized  Tax Unrealized   Appreciation
                           Tax Cost    Appreciation   (Depreciation)  (Depreciation)
                          ----------  --------------  --------------  --------------
Empire Builder
  Tax-Free Bond Fund      81,830,712     1,585,511       (163,906)       1,421,605